Discontinued Operations - Narrative (Details) - USD ($)		12 Months Ended
	Oct. 18, 2020	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018	May 13, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Term of certain silicon carbide materials and fabrication services	4 years
Lighting Products | Discontinued Operations, Held-for-sale or Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate net proceeds from sale of business unit					$ 219,000,000.0
Loss on sale			$ 66,200,000	$ 0
Transmission Service Agreement | Discontinued Operations, Held-for-sale or Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Administrative fees		$ 10,500,000	1,600,000
Transmission Service Agreement | Discontinued Operations, Held-for-sale or Disposed of by Sale | Sales, general and administrative
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accrued administrative fees		1,600,000	1,600,000
LED Supply Agreement | Discontinued Operations, Held-for-sale or Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		12,000,000.0	2,100,000
Accounts receivable, net		700,000
Contract liability		9,900,000	13,400,000
LED Business | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable, net		$ 41,600,000	$ 59,700,000
Cash received from divestiture	$ 50,000,000
Unsecured promissory note issued to parent in disposition	$ 125,000,000
LED Business | Discontinued Operations, Held-for-sale | Purchase Price Note | Unsecured Debt | London Interbank Offered Rate (LIBOR)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Basis spread on variable rate of debt instrument (as a percent)	3.00%
LED Business | Discontinued Operations, Held-for-sale | Maximum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Potential earn-out payment	$ 125,000,000
Term of real estate license agreement	24 months